Condensed Consolidated Statements Of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS - OPERATING ACTIVITIES:
Loss for the period	$ (1,581)	$ (5,328)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	56	65
Non-cash interest and exchange rate differences, net	(25)	(45)
Fair value adjustment of warrants’ liability	(4,114)
Warrants issuance costs	473
Share-based compensation	915	1,409
Other	233
Changes in operating assets and liabilities:
Decrease (increase) in prepaid expenses and receivables	187	(353)
Decrease (increase) in inventory	(18)	301
Increase (decrease) in trade payables	(149)	331
Increase in other payables and deferred revenue	159	40
Net cash used in operating activities	(3,864)	(3,580)
CASH FLOWS - INVESTING ACTIVITIES:
Purchase of equipment	(26)	(7)
Installation of a production facility	(225)	(2,090)
Restricted deposit withdrawn	4	3
Other		2
Net cash used in investing activities	(247)	(2,092)
CASH FLOWS - FINANCING ACTIVITIES:
Proceeds from issuance of shares and prefunded warrants	5,651	6,087
Proceeds from issuance of warrants’ liability	3,176
Fund raising and issuance costs	(856)	(49)
Exercise of options and warrants	3
Net cash provided by financing activities	7,974	6,038
NET INCREASE IN CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSITS	3,863	366
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSITTS	(81)	(134)
CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSITS - BEGINNING OF PERIOD	3,217	6,542
CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSITS - END OF PERIOD	6,999	6,774
Investing and financing activities not involving cash flows
Recognition of operating lease liability and right-of-use asset		144
Borrowing costs capitalized	53	72
Reclassification of warrants from liabilities to equity	700
Conversion of unpaid salary to Ordinary Shares and warrants		228
Reclassification of warrants from equity to liabilities	1,649
C. Reconciliation of cash and cash equivalents, and restricted DEPOSITS reported in the statement of financial position
Cash and cash equivalents	6,966	6,740
Restricted bank deposits	33	34
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 6,999	$ 6,774